Financial Statement Components - Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued expenses	$ 3,654	$ 3,998	$ 2,049
Warranty liabilities	283	259	267
Contract liabilities	654	2,284	225
Accrued compensation and benefits	3,595	3,071	823
Contract losses	452	558	0
Finance lease (capital lease prior to adoption of ASC 842) liabilities, current	281
Capital lease liabilities and other, current		282	162
Total accrued and other current liabilities	$ 8,919	$ 10,452	$ 3,526
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued and other current liabilities